Description of Business (Details) kr / shares in Units, kr in Thousands	Jun. 30, 2024 SEK (kr) kr / shares
Description of Business
Public cash offer price per share	kr 208
Number of shares represented by depositary receipt	2
Total value of public cash | kr	kr 11,164
ADR
Description of Business
Public cash offer price per share	kr 416